RIGHT OF USE ASSET AND LEASE LIABILITY	12 Months Ended
Dec. 31, 2022
RIGHT OF USE ASSET AND LEASE LIABILITY

8.	RIGHT OF USE ASSET AND LEASE LIABILITY

The Company recognizes a lease liability and right of use asset relating to its commercial leases. The lease liability is measured at the present value of the remaining lease payments, discounted using the Company’s incremental borrowing rate of 12%.

Right of use asset	Building
Cost
Balance, January 1, 2020	$238,200
Additions	465,068
Lease modification	(47,939)
Effect of changes in foreign exchange rates	(2,097)

Balance, December 31, 2020	653,232
Effect of changes in foreign exchange rates	(4,122)

Balance, December 31, 2021	649,110
Lease modification	81,542

Balance, December 31, 2022	730,652

Accumulated Amortization
Balance, January 1, 2020	15,683
Amortization	116,057
Effect of changes in foreign exchange rates	806

Balance, December 31, 2020	132,546
Amortization	190,596
Effect of changes in foreign exchange rates	(922)

Balance, December 31, 2021	322,220
Amortization	158,648
Effect of changes in foreign exchange rates	8,737

Balance, December 31, 2022	489,605

Carrying Amounts

At December 31, 2020	$520,686

At December 31, 2021	$326,890

At December 31, 2022	$241,047

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

8.	RIGHT OF USE ASSET AND LEASE LIABILITY (Continued)

Lease liability

Balance, January 1, 2020	$223,758
Interest expense	44,655
Lease modification	(48,725)
Additions	452,385
Lease payments	(144,142)
Effect of changes in foreign exchange rates	4,066

Balance, December 31, 2020	531,997
Interest expense	67,675
Lease payments	(237,634)
Effect of changes in foreign exchange rates	(2,690)

Balance, December 31, 2021	359,348
Interest expense	49,738
Lease modification	81,542
Lease payments	(204,518)
Effect of changes in foreign exchange rates	(6,847)

Balance, December 31, 2022	$279,263